FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:               (a)
             or fiscal year ending:  12/31/04     (b)

Is this a transition report?  (Y/N):                                        N
                                                                          -----
                                                                           Y/N

Is this an amendment to a previous filing? (Y/N):                           N
                                                                          -----
                                                                           Y/N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.
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1. A. Registrant Name:   Separate Account N of ReliaStar Life Insurance Company

   B. File Number:  811-09002

   C. Telephone Number:  (770) 980-6510

2. A. Street:  20 Washington Avenue South

   B. City: Minneapolis  C. State: MN  D. Zip Code: 55401  Zip Ext: 1908

   E. Foreign Country                              Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N)              N
                                                                          -----
                                                                           Y/N

4. Is this the last filing on this form by Registrant?  (Y/N)               N
                                                                          -----
                                                                           Y/N

5. Is Registrant a small business investment company (SBIC)?  (Y/N)         N
   [If answer is "Y" (Yes), complete only items 89 through 110.]          -----
                                                                           Y/N

6. Is Registrant a unit investment trust (UIT)?   (Y/N)                     Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]         -----
                                                                           Y/N

7. A. Is Registrant a series or multiple portfolio company?   (Y/N)
      [If answer is "N" (No), go to item 8.]                              -----
                                                                           Y/N

   B. How many separate series or portfolios did Registrant have
      at the end of the period?                                           -----

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For period ending     12/31/04                   If filing more than one
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File number 811-     09002                       ------------------------------
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UNIT INVESTMENT TRUSTS

111.  A. [/]      Depositor Name:

      B. [/]      File Number (If any):

      C. [/]      City:       State:          Zip Code:          Zip Ext:

         [/]      Foreign Country:                   Foreign Postal Code:

112.  A. [/]      Sponsor Name:

      B. [/]      File Number (If any):

      C. [/]      City:        State:         Zip Code:          Zip Ext:

         [/]      Foreign Country:                   Foreign Postal Code:

                                                 ------------------------------
For period ending     12/31/04                   If filing more than one
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File number 811-     09002                       ------------------------------
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113.  A. [/]      Trustee Name:

      B. [/]      City:           State:         Zip Code:          Zip Ext:

         [/]      Foreign Country:                   Foreign Postal Code:

114.  A. [ ]      Principal Underwriter Name: ING Financial Advisers, LLC

      B. [ ]      File Number: 8-46451

      C. [ ]      City: Hartford  State: CT      Zip Code: 06156    Zip Ext:

         [/]      Foreign Country:                   Foreign Postal Code:

115.  A. [/]      Independent Public Accountant Name:

      B. [/]      City:           State:         Zip Code:          Zip Ext:

         [/]      Foreign Country:                   Foreign Postal Code:

                                                 ------------------------------
For period ending     12/31/04                   If filing more than one
                    ------------                 Page 49,  "X" box:  [/]
File number 811-     09002                       ------------------------------
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116.  Family of investment companies information:

      A. [/]     Is Registrant part of a family of investment companies? (Y/N)

      B. [/]     Identify the family in 10 letters:

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A. [/]     Is Registrant a separate account of an insurance company?(Y/N)

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/]     Variable annuity contracts?  (Y/N)

      C. [/]     Scheduled premium variable life contracts?  (Y/N)

      D. [/]     Flexible premium variable life contracts?  (Y/N)

      E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000 omitted)

121. [/] State the number of series for which a current prospectus was in existence at the end of the period

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

                                                 ------------------------------
For period ending     12/31/04                   If filing more than one
                    ------------                 Page 50,  "X" box:  [/]
File number 811-     09002                       ------------------------------
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123.   [/]    State the total value of the additional
              units considered in answering item 122
              ($000's omitted)                                 $         0
                                                                    -----------

124.   [/]    State the total value of units of prior
              series that were placed in the portfolios
              of subsequent series during the current
              period (the value of these units is to
              be measured on the date they were placed
              in the subsequent series) ($000's omitted)       $         0
                                                                    -----------

125.   [/]    State the total dollar amount of sales
              loads collected (before reallowances to
              other brokers or dealers) by Registrant's
              principal underwriter and any underwriter
              which is an affiliated person of the
              principal underwriter during the current
              period solely from the sale of units of all
              series of Registrant($000's omitted)             $       3,739
                                                                    -----------

126.   Of the amount shown in item 125, state the total
       dollar amount of sales loads collected from
       secondary market operations in Registrant's units
       (include the sales loads, if any, collected
       on units of a prior series placed in the portfolio
       of a subsequent series). ($000's omitted)               $         0
                                                                    -----------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                      Total
                                            Number                    Income
                                              of       Total          Distri-
                                            Series     Assets         butions
                                            Invest-    ($000's        ($000's
                                              ing      omitted)       omitted)
                                            ------    ----------     ----------

A.  U.S. Treasury direct issue              _______  $__________    $__________

B.  U.S. Government agency                  _______  $__________    $__________

C.  State and municipal tax-free            _______  $__________    $__________

D.  Public utility debt                     _______  $__________    $__________

E.  Brokers or dealers debt or debt
     of brokers' or dealers' parent         _______  $__________    $__________

F.  All other corporate intermed. &
     long-term debt                         _______  $__________    $__________

G.  All other corporate short-term
     debt                                   _______  $__________    $__________

H.  Equity securities of brokers or
     dealers or parents of brokers
     or dealers                             _______  $__________    $__________

I.  Investment company equity                        $
     securities                             _______   __________    $__________

                                               1     $  908,424
J.  All other equity securities             _______   __________    $__________

K.  Other securities                        _______  $__________    $__________

L.  Total assets of all series of              1     $  908,424
     Registrant                             _______   __________

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For period ending     12/31/04                    If filing more than one
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File number 811-      09002                       ------------------------------
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128.   [/]    Is the timely payment of principal and interest
              on any of the portfolio securities held by any
              of Registrant's series at the end of the current
              period insured or guaranteed by an entity other
              than the issuer?  (Y/N)                                   -------
                                                                          Y/N
              [If the answer is "N" (No), go to item 131.]

129.   [/]    Is the issuer of any instrument covered in item
              128 delinquent or in default as to payment of
              principal or interest at the end of the current
              period?   (Y/N)                                           -------
                                                                          Y/N
              [If the answer is "N" (No), go to item 131.]

130.   [/]    In computations of NAV or offering price per
              unit, is any part of the value attributed to
              instruments identified in item 129 derived
              from insurance or guarantees?  (Y/N)                      -------
                                                                          Y/N

131.          Total expenses incurred by all series of
              Registrant during the current reporting
              period ($000's omitted)                                 $  12,571
                                                                        -------

132.   [/]    List of "811" (Investment Company Act of 1940)
              registration number for all Series of Registrant that are being included in this filing:


             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----


This report is signed on behalf of the registrant (or depositor or trustee) in the City of Atlanta and State of Georgia on the 25th day of February 2005.


                                               --------------------------------
                                               ReliaStar Life Insurance Company



Witness: /s/ Jennifer Engel             By:/s/ Roger Fisher
         -------------------------         ------------------------------------
             Jennifer Engel                    Roger Fisher
             Manager                           Vice President and Chief
             Financial Reporting                  Accounting Officer
             Finance Shared Services           ReliaStar Life Insurance Company
             ING Americas